LOAN RECEIVABLE, CURRENT (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Loans Repayment Due Date	Apr. 04, 2019
Loans Receivable Grant Date	Apr. 05, 2017
Loans Receivable Borrower Name	Suzhou Zhixinliren Investments Co., Limited ("Suzhou Zhixinliren")
Loans Receivable Lender Name	Ambow Shengying
Loans Receivable Granted	¥ 42,677
Loans Receivable With Fixed Rate Of Interest	0.00%